OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 2,830.0	$ 2,704.5
Non-current assets other than financial instruments and deferred tax assets	3,390.0	3,181.3
CANADA
Disclosure of operating segments [line items]
Revenue	253.6	269.9
Non-current assets other than financial instruments and deferred tax assets	904.6	1,051.1
UNITED STATES
Disclosure of operating segments [line items]
Revenue	1,049.7	981.3
Non-current assets other than financial instruments and deferred tax assets	946.1	988.1
BRAZIL
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	118.1	124.9
UNITED KINGDOM
Disclosure of operating segments [line items]
Revenue	232.8	270.2
Non-current assets other than financial instruments and deferred tax assets	250.3	218.0
GERMANY
Disclosure of operating segments [line items]
Revenue	95.6	83.8
LUXEMBOURG
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	194.1	182.9
NETHERLANDS
Disclosure of operating segments [line items]
Revenue	95.8	88.7
Non-current assets other than financial instruments and deferred tax assets	223.6	159.0
Other European Countries
Disclosure of operating segments [line items]
Revenue	337.6	320.4
Non-current assets other than financial instruments and deferred tax assets	324.8	274.0
MALAYSIA
Disclosure of operating segments [line items]
Non-current assets other than financial instruments and deferred tax assets	197.1	0.1
UNITED ARAB EMIRATES
Disclosure of operating segments [line items]
Revenue	102.8	70.5
CHINA
Disclosure of operating segments [line items]
Revenue	220.0	158.5
Other Asian Countries
Disclosure of operating segments [line items]
Revenue	289.5	321.2
Non-current assets other than financial instruments and deferred tax assets	149.2	109.0
AUSTRALIA
Disclosure of operating segments [line items]
Revenue	52.7	65.0
Other Countries
Disclosure of operating segments [line items]
Revenue	99.9	75.0
Non-current assets other than financial instruments and deferred tax assets	$ 82.1	$ 74.2